CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues		$ 8,208	$ 7,683	$ 6,803
Direct operating costs		(7,568)	(6,794)	(6,163)
General and administrative expenses		(326)	(268)	(203)
Interest income (expense), net		(832)	(878)	(523)
Equity accounted income (loss), net		8	3	8
Impairment reversal (expense), net		(691)	(606)	(21)
Gain (loss) on acquisitions/dispositions, net		0	87	0
Remeasurement of exchangeable and class B shares		(208)	(264)	836
Other income (expense), net		(666)	126	(75)
Income (loss) before income tax from continuing operations		(2,075)	(911)	662
Income tax (expense) recovery
Current		(50)	(167)	(59)
Deferred		198	95	93
Net income (loss) from continuing operations		(1,927)	(983)	696
Discontinued operations
Net income (loss) from discontinued operations		0	3,812	380
Net income (loss)		(1,927)	2,829	1,076
Attributable to:
Brookfield Business Partners	[1]	(888)	519	911
Non-controlling interests		$ (1,039)	$ 2,310	$ 165

[1]	Net income (loss) is attributable to Brookfield Business Partners both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 1(b) for further details.